Fees and Expenses - EDWARD JONES MONEY MARKET FUND	Feb. 28, 2025
Prospectus [Line Items]
Expense Heading [Optional Text]	Fees and Expenses of the Fund
Expense Narrative [Text Block]
This table describes the fees and expenses that you may pay if you buy and hold the Fund’s Investment Shares or Retirement Shares (collectively, “Shares” or “Fund Shares”). You may pay other fees, such as annual program or administrative fees, for participating in Edward Jones programs that utilize the Fund, which are not reflected in the table and examples below.

Operating Expenses Caption [Optional Text]	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example [Heading]	Example
Expense Example Narrative [Text Block]
This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds.
The Example assumes that you invest $10,000 in the Fund’s Investment Shares or Retirement Shares for the time periods indicated and then redeem all of your Shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s Investment Shares and Retirement Shares operating expenses are as shown in the table above and remain the same (taking into account the contractual expense limitation until June 30, 2026). Although your actual costs and returns may be higher or lower, based on these assumptions your costs would be: